Debt Narrative (Details)												9 Months Ended
	Aug. 28, 2019	Jul. 23, 2019	Jul. 19, 2019	May 24, 2019	May 21, 2019 USD ($)	Apr. 15, 2019 USD ($)	Nov. 16, 2018 USD ($)	Nov. 08, 2018	Oct. 03, 2018	Jul. 18, 2018 USD ($)	Oct. 25, 2017 USD ($)	Sep. 30, 2019 USD ($)	Jul. 16, 2019	Jul. 14, 2019	Jun. 17, 2019	Dec. 31, 2018 USD ($)	Sep. 30, 2016 USD ($)	Jan. 30, 2015 USD ($)	Oct. 16, 2014 USD ($)	Sep. 22, 2014 USD ($)
Debt Instrument [Line Items]
Total bank loans and senior notes, net												$ 797,797,000				$ 828,565,000
Notes Payable, Current												$ 67,465,000				66,156,000
Optional period to extend Bareboat Charter												1 year
Number of vessels												60
Document Period End Date												Sep. 30, 2019
Short-term Debt												$ 67,465,000				139,781,000
Maximum [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Interest Rate During Period												6.74%
Minimum [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Interest Rate During Period												4.34513%
Senior Notes [Member]
Debt Instrument [Line Items]
Senior Notes, net												$ 0				73,625,000
Secured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross												$ 809,008,000				767,365,000
Percentage of the value any new Equity Issues after December 31, 2013												25.00%
Minimum Cumulative positive net income required for each fiscal quarter (as a percentage) for Net worth												50.00%
Minimum liquidity												$ 25,000,000.0
Minimum liquidity per owned vessels												$ 700,000.00
Minimum Fair value of the collateral of each credit facility												140.00%
Maximum Fair value of the collateral of each credit facility												160.00%
Minimum fair value vessel for financing obligations												115.00%
Secured Debt [Member] | Maximum [Member]
Debt Instrument [Line Items]
Ratio of Indebtedness to Net Capital												1.00
Consolidated Net worth required												$ 500,000,000.0
Secured Debt [Member] | Minimum [Member]
Debt Instrument [Line Items]
Ratio of Indebtedness to Net Capital												0.60
Consolidated Net worth required												$ 100,000,000.0
$90.0 Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross												$ 82,100,000				90,000,000
Number of vessels														6
Debt Instrument, Basis Spread on Variable Rate								2.35%
Finance Leases Portfolio Segment [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Length of bareboat charter agreement												eight years
Number of Assets sale leaseback													6
$30.0 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross												$ 27,753,000				29,420,000
Debt Instrument, Basis Spread on Variable Rate												2.20%
Number of payments	12	14
$60.0 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross												$ 27,138,000
Number of vessels		2
$60.0 Million Credit Facility [Member] [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross																58,797,000
Debt Instrument, Basis Spread on Variable Rate												2.25%
$184.0 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross												$ 168,916,000				180,229,000
Number of vessels			12
Debt Instrument, Basis Spread on Variable Rate												2.40%
Repayment profile			15 years
$34.0 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross												$ 32,179,000				34,000,000
Number of vessels															2
Debt Instrument, Basis Spread on Variable Rate									2.35%
$12.8 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross												$ 11,900,000				12,325,000
Debt Instrument, Basis Spread on Variable Rate												2.40%
Senior Notes [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																				7.50%
Senior Notes, net																			$ 8,600,000	$ 65,000,000
Debt Instrument, Redemption Price, Percentage												100.00%
Senior Notes, Denomination																				$ 25.00
Repurchase price of Notes (as a percentage)																				101.00%
Maximum net borrowings allowed as a percentage to total assets																	70.00%
Minimum Net Worth Required for Compliance																	$ 500,000,000
$12.5 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross												$ 8,813,000				9,400,000
$27.3 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross												9,008,000				9,008,000
$42 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross												0				14,105,000
Long-term Debt, Gross																		$ 42,000,000
SBI Samba [Member] | Finance Leases Portfolio Segment [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross												20,726,000				0
SBI Rumba [Member] | Finance Leases Portfolio Segment [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross												$ 17,191,000
Ultramax | $90.0 Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Number of vessels												6
Ultramax | $30.0 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Number of vessels												0
Ultramax | $60.0 Million Credit Facility [Member] [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Number of vessels												2
Ultramax | $184.0 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Number of vessels												6
Ultramax | $34.0 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Number of vessels												0
Ultramax | $12.8 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Number of vessels												0
Ultramax | $12.5 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Number of vessels												1
Ultramax | $27.3 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Number of vessels												1
Kamsarmax pool [Member] | $42 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Number of vessels																		2
Kamsarmax | $90.0 Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Number of vessels												0
Kamsarmax | $30.0 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Number of vessels	2											2
Kamsarmax | $60.0 Million Credit Facility [Member] [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Number of vessels												0
Kamsarmax | $184.0 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Number of vessels												6
Kamsarmax | $34.0 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Number of vessels												2
Kamsarmax | $12.8 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Number of vessels												1
Kamsarmax | $12.5 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Number of vessels												0
Kamsarmax | $27.3 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Number of vessels												0
Ultramax pool [Member] | Finance Leases Portfolio Segment [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Years of amortization												5 years
Number of Assets sale leaseback													3
Scrubber percentage of Market Value to be financed												82.00%
Scrubber percentage of price to be financed												82.00%
Ultramax pool [Member] | $42 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Number of vessels																		1
CMBFL [Member] | Finance Leases Portfolio Segment [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Length of bareboat charter agreement				seven
Number of Assets sale leaseback				7
Scrubber percentage of Market Value to be financed				75.00%
Scrubber percentage of price to be financed				75.00%
CMBFL [Member] | Kamsarmax pool [Member] | Finance Leases Portfolio Segment [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Number of Assets sale leaseback				4
CMBFL [Member] | Ultramax pool [Member] | Finance Leases Portfolio Segment [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Number of Assets sale leaseback				3
Virgo and Libra Lease [Member] | Finance Leases Portfolio Segment [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Years of amortization second half					2 years
Years of amortization first half					2 years
Sale Leaseback Transaction, Net Proceeds, Financing Activities					$ 21,000,000
Length of bareboat charter agreement					11 years
SB Hermes [Member] | Finance Leases Portfolio Segment [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Net Proceeds, Financing Activities							$ 20,500,000
Sale Leaseback Transaction, Monthly Rental Payments							$ 177,938
Length of bareboat charter agreement							5
SBI Samba [Member] | Finance Leases Portfolio Segment [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Net Proceeds, Financing Activities						$ 21,400,000
Sale Leaseback Transaction, Monthly Rental Payments						$ 208,354
Length of bareboat charter agreement						five-year
SBI Tango [Member] | Finance Leases Portfolio Segment [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Term of Bareboat Charter Agreement												5 years
Sale Leaseback Transaction, Net Proceeds, Financing Activities										$ 19,000,000
Sale Leaseback Transaction, Monthly Rental Payments										164,250
Period of time asset can be repurchased												3 years
SBI Echo [Member] | Finance Leases Portfolio Segment [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Term of Bareboat Charter Agreement												5 years
Sale Leaseback Transaction, Net Proceeds, Financing Activities										19,000,000
Sale Leaseback Transaction, Monthly Rental Payments										$ 164,250
Period of time asset can be repurchased												3 years
SBI Rumba [Member] | Finance Leases Portfolio Segment [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Term of Bareboat Charter Agreement												9 years 6 months
Sale Leaseback Transaction, Net Proceeds, Financing Activities											$ 19,600,000
Sale Leaseback Transaction, Monthly Rental Payments											$ 164,250.0
Optional period to extend Bareboat Charter											6 months
Period of time asset can be repurchased												5 years
Current [Domain] [Domain]
Debt Instrument [Line Items]
Bank loans and senior notes-current, net												$ 66,318,000				138,157,000
non-current [Domain]
Debt Instrument [Line Items]
Bank lloans and senior notes-non-current, net												$ 731,479,000				$ 690,408,000
Capital Lease Obligations [Member]
Debt Instrument [Line Items]
Length of bareboat charter agreement										five-year
Capital Lease Obligations [Member] | SBI Tango [Member]
Debt Instrument [Line Items]
Length of bareboat charter agreement										five-year
Capital Lease Obligations [Member] | SBI Rumba [Member]
Debt Instrument [Line Items]
Length of bareboat charter agreement											nine and a half year